FINANCIAL RISK FACTORS	9 Months Ended	12 Months Ended
	Jan. 31, 2018	Apr. 30, 2017	Apr. 30, 2016
Financial Risk Factors
FINANCIAL RISK FACTORS

4. FINANCIAL RISK FACTORS

LIQUIDITY RISK

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. As at January 31, 2018, the Company has a cash balance of $11,556 and current liabilities of $1,094,816. The Company’s accounts payable and accrued liabilities have contractual maturities of less than 60 days and are subject to normal trade terms. The Company requires additional financing to meet its current obligations. The ability of the Company to continue to identify and evaluate feasible business opportunities, develop products and generate working capital is dependent on its ability to secure additional equity or debt financing.

FOREIGN EXCHANGE RISK

Foreign exchange risk is the risk that the Company will be subject to foreign currency fluctuations in satisfying obligations related to foreign activities. Loans payable to unrelated third parties may be denominated in Canadian dollars. Foreign exchange risk arises from purchase transactions as well as financial assets and liabilities denominated in these foreign currencies. The Company does not use derivative instruments to hedge exposure to foreign exchange rate risk. However, management of the Company believes there is no significant exposure to foreign currency fluctuations.

NOTE 6. FINANCIAL RISK FACTORS

LIQUIDITY RISK

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. As at April 30, 2017, the Company has a working capital deficit of $73,753 and requires additional financing to meet its current obligations.  The Company’s accounts payable and accrued liabilities have contractual maturities of less than 60 days and are subject to normal trade terms. The ability of the Company to continue to identify and evaluate feasible business opportunities and pay its financial obligations is dependent on its ability to secure additional equity or debt financing.

FOREIGN EXCHANGE RISK

Foreign exchange risk is the risk that the Company will be subject to foreign currency fluctuations in satisfying obligations related to foreign activities. Loans payable to unrelated third parties may be denominated in Canadian dollars. Foreign exchange risk arises from purchase transactions as well as financial assets and liabilities denominated in these foreign currencies. The Company does not use derivative instruments to hedge exposure to foreign exchange rate risk. However, management of the Company believes there is no significant exposure to foreign currency fluctuations.

NOTE 4. FINANCIAL RISK FACTORS

LIQUIDITY RISK

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they become due. The Company’s approach to managing liquidity risk is to ensure that it will have sufficient liquidity to meet liabilities when due. As at April 30, 2016, the Company has a cash balance of $nil (2015 - $106) and current liabilities of $74,103 (2015 - $34,839). The Company’s accounts payable and accrued liabilities have contractual maturities of less than 60 days and are subject to normal trade terms. The ability of the Company to continue to identify and evaluate feasible business opportunities in the consumer products market and maintain its working capital is dependent on its ability to secure additional equity or debt financing.

FOREIGN EXCHANGE RISK

Foreign exchange risk is the risk that the Company will be subject to foreign currency fluctuations in satisfying obligations related to foreign activities. Loans payable to unrelated third parties may be denominated in Canadian dollars. Foreign exchange risk arises from purchase transactions as well as financial assets and liabilities denominated in these foreign currencies. The Company does not use derivative instruments to hedge exposure to foreign exchange rate risk. However, management of the Company believes there is no significant exposure to foreign currency fluctuations.